Schedule of stock options activity (Details)	12 Months Ended
	Dec. 31, 2021 shares £ / shares	Dec. 31, 2020 shares £ / shares	Dec. 31, 2019 shares £ / shares
Share-based Payments
Beginning Balance, Number of shares | shares	5,329,230	4,966,740	4,221,050
Weighted average exercise price, Outstanding, Beginning balance | £ / shares	£ 0.46	£ 0.42	£ 0.10
Number of share options, Outstanding, Beginning balance | shares		465,490	823,190
Weighted average exercise price, Outstanding, Beginning balance | £ / shares		£ 1.08	£ 2.07
Number of share options, Outstanding, Beginning balance | shares
Weighted average exercise price, Outstanding, Beginning balance | £ / shares
Number of share options, Outstanding, Beginning balance | shares		(103,000)	(77,500)
Weighted average exercise price, Outstanding, Beginning balance | £ / shares		£ 1.31	£ 0.60
Ending Balance, Number of shares | shares	5,329,230	5,329,230	4,966,740
Weighted average exercise price, Outstanding, Beginning balance | £ / shares	£ 0.46	£ 0.46	£ 0.42
Number of share options, Outstanding, Beginning balance | shares	5,329,230	5,329,230	4,492,740
Weighted average exercise price, Outstanding, Beginning balance | £ / shares	£ 0.46	£ 0.46	£ 0.32
Number of share options, Outstanding, Beginning balance | shares			474,000
Weighted average exercise price, Outstanding, Beginning balance | £ / shares			£ 1.34